Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Equity Funds
Entity Central Index Key	0000745968
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000026729
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Fund
Class Name	Class A Shares
Trading Symbol	KAUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$96	1.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.95%
AssetsNet	$ 4,611,033,502
Holdings Count | Holding	145
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,611,033,502 Number of Investments145 Portfolio Turnover14%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Energy	1.2%
Utilities	1.8%
Communication Services	2.1%
Consumer Staples	2.9%
Real Estate	3.2%
Materials	3.4%
Financials	8.5%
Consumer Discretionary	12.0%
Industrials	17.9%
Information Technology	20.8%
Health Care	24.1%

Material Fund Change [Text Block]
C000026731
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Fund
Class Name	Class C Shares
Trading Symbol	KAUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$121	2.46%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.46%
AssetsNet	$ 4,611,033,502
Holdings Count | Holding	145
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,611,033,502 Number of Investments145 Portfolio Turnover14%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Energy	1.2%
Utilities	1.8%
Communication Services	2.1%
Consumer Staples	2.9%
Real Estate	3.2%
Materials	3.4%
Financials	8.5%
Consumer Discretionary	12.0%
Industrials	17.9%
Information Technology	20.8%
Health Care	24.1%

Material Fund Change [Text Block]
C000176447
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Fund
Class Name	Institutional Shares
Trading Symbol	KAUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$72	1.46%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.46%
AssetsNet	$ 4,611,033,502
Holdings Count | Holding	145
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,611,033,502 Number of Investments145 Portfolio Turnover14%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Energy	1.2%
Utilities	1.8%
Communication Services	2.1%
Consumer Staples	2.9%
Real Estate	3.2%
Materials	3.4%
Financials	8.5%
Consumer Discretionary	12.0%
Industrials	17.9%
Information Technology	20.8%
Health Care	24.1%

Material Fund Change [Text Block]
C000026732
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Fund
Class Name	Class R Shares
Trading Symbol	KAUFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$96	1.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.95%
AssetsNet	$ 4,611,033,502
Holdings Count | Holding	145
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,611,033,502 Number of Investments145 Portfolio Turnover14%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Energy	1.2%
Utilities	1.8%
Communication Services	2.1%
Consumer Staples	2.9%
Real Estate	3.2%
Materials	3.4%
Financials	8.5%
Consumer Discretionary	12.0%
Industrials	17.9%
Information Technology	20.8%
Health Care	24.1%

Material Fund Change [Text Block]
C000055072
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Large Cap Fund
Class Name	Class A Shares
Trading Symbol	KLCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$53	1.08%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.08%
AssetsNet	$ 1,145,790,787
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,145,790,787 Number of Investments53 Portfolio Turnover12%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.8%
Real Estate	0.9%
Materials	1.2%
Consumer Staples	4.2%
Financials	6.9%
Communication Services	9.9%
Industrials	10.3%
Consumer Discretionary	13.0%
Health Care	14.6%
Information Technology	36.8%

Material Fund Change [Text Block]
C000055073
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Large Cap Fund
Class Name	Class C Shares
Trading Symbol	KLCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$93	1.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.88%
AssetsNet	$ 1,145,790,787
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,145,790,787 Number of Investments53 Portfolio Turnover12%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.8%
Real Estate	0.9%
Materials	1.2%
Consumer Staples	4.2%
Financials	6.9%
Communication Services	9.9%
Industrials	10.3%
Consumer Discretionary	13.0%
Health Care	14.6%
Information Technology	36.8%

Material Fund Change [Text Block]
C000138433
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Large Cap Fund
Class Name	Class R6 Shares
Trading Symbol	KLCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
AssetsNet	$ 1,145,790,787
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,145,790,787 Number of Investments53 Portfolio Turnover12%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.8%
Real Estate	0.9%
Materials	1.2%
Consumer Staples	4.2%
Financials	6.9%
Communication Services	9.9%
Industrials	10.3%
Consumer Discretionary	13.0%
Health Care	14.6%
Information Technology	36.8%

Material Fund Change [Text Block]
C000055075
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Large Cap Fund
Class Name	Institutional Shares
Trading Symbol	KLCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
AssetsNet	$ 1,145,790,787
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,145,790,787 Number of Investments53 Portfolio Turnover12%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.8%
Real Estate	0.9%
Materials	1.2%
Consumer Staples	4.2%
Financials	6.9%
Communication Services	9.9%
Industrials	10.3%
Consumer Discretionary	13.0%
Health Care	14.6%
Information Technology	36.8%

Material Fund Change [Text Block]
C000055074
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Large Cap Fund
Class Name	Class R Shares
Trading Symbol	KLCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Large Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$73	1.47%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.47%
AssetsNet	$ 1,145,790,787
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,145,790,787 Number of Investments53 Portfolio Turnover12%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.8%
Real Estate	0.9%
Materials	1.2%
Consumer Staples	4.2%
Financials	6.9%
Communication Services	9.9%
Industrials	10.3%
Consumer Discretionary	13.0%
Health Care	14.6%
Information Technology	36.8%

Material Fund Change [Text Block]
C000026733
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Small Cap Fund
Class Name	Class A Shares
Trading Symbol	FKASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$65	1.35%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.35%
AssetsNet	$ 3,109,056,097
Holdings Count | Holding	137
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,109,056,097 Number of Investments137 Portfolio Turnover15%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.5%
Communication Services	0.8%
Materials	1.1%
Energy	1.7%
Consumer Staples	2.0%
Real Estate	4.2%
Financials	7.0%
Consumer Discretionary	15.2%
Industrials	17.9%
Information Technology	18.9%
Health Care	28.2%

Material Fund Change [Text Block]
C000026735
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Small Cap Fund
Class Name	Class C Shares
Trading Symbol	FKCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$96	1.99%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.99%
AssetsNet	$ 3,109,056,097
Holdings Count | Holding	137
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,109,056,097 Number of Investments137 Portfolio Turnover15%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.5%
Communication Services	0.8%
Materials	1.1%
Energy	1.7%
Consumer Staples	2.0%
Real Estate	4.2%
Financials	7.0%
Consumer Discretionary	15.2%
Industrials	17.9%
Information Technology	18.9%
Health Care	28.2%

Material Fund Change [Text Block]
C000164583
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Small Cap Fund
Class Name	Institutional Shares
Trading Symbol	FKAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$43	0.89%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%
AssetsNet	$ 3,109,056,097
Holdings Count | Holding	137
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,109,056,097 Number of Investments137 Portfolio Turnover15%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.5%
Communication Services	0.8%
Materials	1.1%
Energy	1.7%
Consumer Staples	2.0%
Real Estate	4.2%
Financials	7.0%
Consumer Discretionary	15.2%
Industrials	17.9%
Information Technology	18.9%
Health Care	28.2%

Material Fund Change [Text Block]
C000195257
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Small Cap Fund
Class Name	Class R6 Shares
Trading Symbol	FKALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$43	0.88%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
AssetsNet	$ 3,109,056,097
Holdings Count | Holding	137
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,109,056,097 Number of Investments137 Portfolio Turnover15%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.5%
Communication Services	0.8%
Materials	1.1%
Energy	1.7%
Consumer Staples	2.0%
Real Estate	4.2%
Financials	7.0%
Consumer Discretionary	15.2%
Industrials	17.9%
Information Technology	18.9%
Health Care	28.2%

Material Fund Change [Text Block]
C000026736
Shareholder Report [Line Items]
Fund Name	Federated Hermes Kaufmann Small Cap Fund
Class Name	Class R Shares
Trading Symbol	FKKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Small Cap Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$65	1.35%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.35%
AssetsNet	$ 3,109,056,097
Holdings Count | Holding	137
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,109,056,097 Number of Investments137 Portfolio Turnover15%
Holdings [Text Block]

Top Sectors (% of Net Assets)

Value	Value
Utilities	0.5%
Communication Services	0.8%
Materials	1.1%
Energy	1.7%
Consumer Staples	2.0%
Real Estate	4.2%
Financials	7.0%
Consumer Discretionary	15.2%
Industrials	17.9%
Information Technology	18.9%
Health Care	28.2%

Material Fund Change [Text Block]
C000026743
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Mid Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	FGSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$58	1.14%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%
AssetsNet	$ 3,012,684,028
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,012,684,028 Number of Investments126 Portfolio Turnover37%
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Real Estate	0.1%
Utilities	1.5%
Materials	2.2%
Consumer Staples	2.6%
Energy	4.1%
Communication Services	4.9%
Financials	11.1%
Consumer Discretionary	12.4%
Health Care	13.4%
Industrials	16.0%
Information Technology	29.3%

Material Fund Change [Text Block]
C000026745
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Mid Cap Growth Fund
Class Name	Class C Shares
Trading Symbol	FGSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$96	1.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.91%
AssetsNet	$ 3,012,684,028
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,012,684,028 Number of Investments126 Portfolio Turnover37%
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Real Estate	0.1%
Utilities	1.5%
Materials	2.2%
Consumer Staples	2.6%
Energy	4.1%
Communication Services	4.9%
Financials	11.1%
Consumer Discretionary	12.4%
Health Care	13.4%
Industrials	16.0%
Information Technology	29.3%

Material Fund Change [Text Block]
C000082649
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Mid Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	FGSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
AssetsNet	$ 3,012,684,028
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,012,684,028 Number of Investments126 Portfolio Turnover37%
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Real Estate	0.1%
Utilities	1.5%
Materials	2.2%
Consumer Staples	2.6%
Energy	4.1%
Communication Services	4.9%
Financials	11.1%
Consumer Discretionary	12.4%
Health Care	13.4%
Industrials	16.0%
Information Technology	29.3%

Material Fund Change [Text Block]
C000043493
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Mid Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	FGSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
AssetsNet	$ 3,012,684,028
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,012,684,028 Number of Investments126 Portfolio Turnover37%
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Real Estate	0.1%
Utilities	1.5%
Materials	2.2%
Consumer Staples	2.6%
Energy	4.1%
Communication Services	4.9%
Financials	11.1%
Consumer Discretionary	12.4%
Health Care	13.4%
Industrials	16.0%
Information Technology	29.3%

Material Fund Change [Text Block]